ACQUISITION OF DECAHEDRON, LTD. (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cost of revenues	$ 8,772,138	$ 1,269,553	$ 18,156,795	$ 3,192,472	$ 6,154,396	$ 484,809
Gross profit	774,813	144,950	1,618,603	314,332	601,040	48,993
Operating expenses	758,365	175,919	4,383,623	473,249	803,547	491,452
Operating loss	$ 16,448	$ (30,969)	(2,765,020)	(158,917)	$ (202,507)	$ (442,459)
Decahedron Ltd [Member] | Proforma [Member]
Revenues			19,968,845	5,007,806
Cost of revenues			18,356,228	4,672,794
Gross profit			1,612,617	335,012
Operating expenses			4,411,620	614,515
Operating loss			(2,799,003)	(279,503)
Other income (expense)			(524,952)	(238,528)
Net Loss			$ (3,323,955)	$ (518,031)